UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

4/30

Date of reporting period:   1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bull Path Long-Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 58.5%
	BANKS - 10.5%
32,000	Bank of America Corp.		$ 485,760
2,325	Goldman Sachs Group, Inc.		345,774
12,230	State Street Corp.		524,422
			1,355,956
	COMMERCIAL SERVICES - 0.9%
6,500	Corrections Corp. of America *		121,615

	ELECTRONICS - 4.3%
12,000	Thermo Fisher Scientific, Inc. *		553,800

	ENTERTAINMENT - 5.2%
23,600	Cinemark Holdings, Inc.		334,648
23,137	Regal Entertainment Group - Cl. A		341,733
			676,381
	HEALTHCARE-SERVICES - 5.5%
6,300	Genoptix, Inc. *		205,128
9,900	Gentiva Health Services, Inc. *		252,846
3,800	LHC Group, Inc. *		117,002
25,000	Tenet Healthcare Corp. *		138,500
			713,476
	INTERNET - 2.1%
18,300	Yahoo!, Inc. *		274,683

	MEDIA - 7.2%
17,600	DIRECTV *		534,160
12,900	Liberty Global, Inc. *		327,402
1,509	Liberty Media Corp. - Starz *		70,772
			932,334
	OIL & GAS - 3.6%
7,600	Ensco International PLC		296,628
2,001	Transocean Ltd. *		169,565
			466,193
	PACKAGING & CONTAINERS - 6.5%
7,605	Ball Corp.		386,258
16,670	Owens-Illinois, Inc. *		453,757
			840,015
	SOFTWARE - 1.4%
18,137	Activision Blizzard, Inc. *		184,272

	TELECOMMUNICATIONS - 8.6%
12,735	American Tower Corp. *		540,601
10,104	SBA Communications Corp. - Cl. A *		334,341
7,900	Verizon Communications, Inc.		232,418
			1,107,360
	TOYS/GAMES/HOBBIES - 2.4%
10,150	Hasbro, Inc.		310,083

	TOTAL COMMON STOCK (Cost - $7,479,110)		7,536,168

	SHORT-TERM INVESTMENTS - 38.3%
	MONEY MARKET FUND - 38.3%
4,933,378	AIM STIT - Liquid Assets Portfolio, 0.02% **		4,933,378
	(Cost - $4,933,378)

	TOTAL INVESTMENTS - 96.8% (Cost - $12,412,488)		$ 12,469,546
	OTHER ASSETS LESS LIABILITIES - 3.2%		415,811
	NET ASSETS - 100.0%		$ 12,885,357

	SECURITIES SOLD SHORT - (38.3) %
8,275	AOL, Inc. *		$ 198,352
9,500	AT&T, Inc.		240,920
14,250	AutoNation, Inc. *		256,500
3,425	Avery Dennison Corp.		111,347
16,175	Cepheid, Inc. *		237,611
3,213	Cerner Corp. *		243,063
5,440	Comerica, Inc.		187,734
13,950	CVB Financial Corp.		133,641
7,505	Darden Restaurants, Inc.		277,385
5,514	Genomic Health, Inc. *		91,146
9,515	iShares Russell 2000 Index Fund		572,708
6,215	McDonald's Corp.		388,002
12,005	Powershares QQQ		513,694
5,835	Sealed Air Corp.		115,766
4,055	SPDR S&P 500 ETF Trust		435,385
3,930	SPDR S&P MidCap 400 ETF Trust		501,075
20,450	Tesoro Corp.		255,625
6,210	Whole Foods Market, Inc. *		169,036
	TOTAL SECURITIES SOLD SHORT (Proceeds - $4,912,751)		$ 4,928,990

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2010

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 524,861
		Unrealized depreciation:	(484,042)
		Net unrealized appreciation:	$ 40,819

Bull Path Long-Short Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,536,168	$ -	$ -	$ 7,536,168
Money Market Funds	4,933,378	-	-	4,933,378
Total	$ 12,469,546	$ -	$ -	$ 12,469,546
Liabilities
Common Stocks	$ 4,928,990			$ 4,928,990

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/10